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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2002
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. April 18 2002 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____105_____
Form 13F Information Table Value Total: $_1,268_______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5       COL. 6 COLUMN 7         COLUMN 8
-------------------------------       --------   --------   --------   ------------------  ------ --------  ----------------------
                                      TITLE OF               VALUE                           -      OTHER
NAME OF ISSUER                         CLASS      CUSIP     (x$1000)                       INVSTM MANAGERS
                                                                                             T
                                                                                           DSCRET
                                                                                             N
                                                                      SHARES/    SH/P PUT/                     VOTING AUTHORITY
                                                                      PRIN.AMT   RN   CALL
                                                                                                               SOLE    SHARE NONE
                                                                                                                         D
ABBOTT LABORATORIES                     COM      002824100     18,410    350,000 SH        SOLE                350,000
AFFYMETRIX INC.                         COM      00826T108      6,086    210,000 SH        SOLE                210,000
AMBAC FINANCIAL GROUP, INC.             COM      023139108     33,634    569,400 SH        SOLE                569,400
AMERICAN INTL. GROUP INC.              COM      026874107     54,781    759,375 SH        SOLE                759,375
AMERICAN INTL. GROUP INC.              PUT      026874957      1,443     20,000       PUT
APPLERA CORP.                           COM      038020103      4,694    210,000 SH        SOLE                210,000
BJ WHOLESALE CLUB                       COM      05548J106     18,998    425,000 SH        SOLE                425,000
BJ WHOLESALE CLUB                       PUT      05548J956        670     15,000       PUT
BMC SOFTWARE INC.                       COM      055921100      6,030    310,000 SH        SOLE                310,000
BP PLC                                  ADRS     055622104     14,337    270,000 SH        SOLE                270,000
BANKNORTH GROUP, INC.                   COM      06646R107     12,490    474,000 SH        SOLE                474,000
BEA SYSTEMS INC.                        COM      073325102      5,484    400,000 SH        SOLE                400,000
BELLSOUTH CORP.                         COM      079860102     16,218    440,000 SH        SOLE                440,000
BLACK & DECKER CORP.                    COM      091797100     13,962    300,000 SH        SOLE                300,000
BLACK HILLS CORP.                       COM      092113109     15,066    450,000 SH        SOLE                450,000
BRINKER INTL INC.                      COM      109641100     16,205    500,000 SH        SOLE                500,000
BRINKER INTL INC.                      PUT      109641950      1,296     40,000       PUT
BRISTOL MYERS SQUIBB                    COM      110122108     12,147    300,000 SH        SOLE                300,000
BRISTOL MYERS SQUIBB                    PUT      110122958      1,822     45,000       PUT
CALIPER TECHNOLOGIES                    COM      130876105      2,918    225,000 SH        SOLE                225,000
CANADIAN NATIONAL RAILWAY.              COM      136375102      4,247     85,000 SH        SOLE                 85,000
CANADIAN NATIONAL RAILWAY 5.25% PFD    QUIDS     136375409     11,264    170,000 SH        SOLE                170,000
CINERGY CORP.                           COM      172474108     15,730    440,000 SH        SOLE                440,000
CISCO SYSTEMS, INC.                     COM      17275R102     29,712  1,755,000 SH        SOLE              1,755,000
CISCO SYTEMS, INC.                      CALL     17275R102        846     50,000      CALL
CITIGROUP INC.                          COM      172967101     14,113    285,000 SH        SOLE                285,000
CITIGROUP INC.                          CALL     172967901        990     20,000      CALL
COCA-COLA CO.                           COM      191216100      8,884    170,000 SH        SOLE                170,000
CORNING, INC.                           COM      219350105      8,915  1,170,000 SH        SOLE              1,170,000
DEAN FOODS CO.                          COM      242361103     18,074    238,700 SH          SOLE              238,700
DIAMONDCLUSTER INTER.                   COM      25278P106      6,428    497,500 SH          SOLE              497,500
DUKE ENERGY CORP                        COM      264399106     13,419    355,000 SH          SOLE              355,000
DUKE ENERGY 8.25% UNITS                 PFD      264399585     10,284    400,000 SH          SOLE              400,000
ELAN CORP. PLC                          ADRS     284131208      2,782    200,000 SH          SOLE              200,000
ENGELHARD CORP.                         COM      292845104      5,430    175,000 SH          SOLE              175,000
ENZON, INC.                             COM      293904108      4,429    100,000 SH          SOLE              100,000
ERICSSON (L.M.) TELEPHONE CO.           COM      294821400      8,360  2,000,000 SH          SOLE            2,000,000
EXXON MOBIL CORP.                       COM      30231G102     13,887    316,836 SH          SOLE              316,836
FEDERAL HOME LOAN MORTGAGE CORP.        COM      313400301     21,863    345,000 SH          SOLE              345,000
FEDERAL HOME LOAN MORTGAGE CORP.        CALL     313400901        950     15,000      CALL
FEDERAL HOME LOAN MORTGAGE CORP.        PUT      313400951      1,584     25,000       PUT
GENENTECH, INC.                         COM      368710406     15,135    300,000 SH          SOLE              300,000
GENENTECH, INC.                         CALL     367710906      1,261     25,000      CALL
GENERAL ELECTRIC CO.                    COM      369604103     48,685  1,300,000 SH          SOLE            1,300,000
GENERAL ELECTRIC CO.                    CALL     369604903        562     15,000      CALL
GLAXOSMITHKLINE PLC                     COM      37733W105     11,767    250,360 SH          SOLE              250,360
GREENPOINT FINANCIAL CORP.              COM      395384100     19,009    435,000 SH          SOLE              435,000
GREENPOINT FINANCIAL CORP.              CALL     395384900      1,092     25,000      CALL
HCA INC.                                COM      404119109     17,191    390,000 SH          SOLE              390,000
HERSHEY FOODS CORP                      COM      427866108     17,478    255,000 SH          SOLE              255,000
HERSHEY FOODS CORP                      CALL     427866908      1,364     19,900      CALL
HUMAN GENOME SCIENCES                   COM      444903108      4,358    200,000 SH          SOLE              200,000
ITT INDUSTRIES                          COM      450911102     12,608    200,000 SH          SOLE              200,000
ITT INDUSTRIES                          CALL     450911902        630     10,000      CALL
INTEL CORP.                             COM      458140100     20,983    690,000 SH          SOLE              690,000
INVESTORS FINANCIAL SERV. CORP.         COM      461915100     22,815    300,000 SH          SOLE              300,000
INVESTORS FINANCIAL SERV. CORP.         CALL     461915901        456      6,000      CALL
JOHNSON & JOHNSON                       COM      478160104     23,382    360,000 SH          SOLE              360,000
KEYSPAN CORP.                           COM      49337W100     14,556    400,000 SH          SOLE              400,000
LILLY (ELI) & CO.                       COM      532457108     14,478    190,000 SH          SOLE              190,000
LUCENT TECHNOLOGIES INC.                COM      549463107      1,892    400,000 SH          SOLE              400,000
MELLON BANK CORP.                       COM      58551A108     16,208    420,000 SH          SOLE              420,000
MERCK & CO., INC.                       COM      589331107     14,395    250,000 SH          SOLE              250,000
MINNESOTA MINING & MFG                  COM      604059105     24,727    215,000 SH          SOLE              215,000
MINNESOTA MINING & MFG.                 CALL     604059905      3,450     30,000      CALL
MOTOROLA, INC.                          COM      620076109      7,038    495,622 SH          SOLE              495,622
NEXTEL COMMUNICATIONS, INC.             COM      65332V103      5,595  1,040,000 SH          SOLE            1,040,000
NEXTEX COMM. INC. 5.25% DUE 1/2010      DEBS     65332VAY9      5,075 10,000,000 SH          SOLE           10,000,000
NOKIA CORP. PFD                         ADRS     654902204     28,621  1,380,000 SH          SOLE            1,380,000
NOKIA CORP. PFD                         CALL     654902900      1,037     50,000      CALL
NORTHWESTERN CORP.                      COM      668074107     11,000    500,000 SH          SOLE              500,000
ORACLE CORP                             COM      68389X105     11,264    880,000 SH          SOLE              880,000
PEPSICO, INC.                           COM      713448108     20,600    400,000 SH          SOLE              400,000
PEPSICO, INC.                           PUT      713448958      2,060     40,000       PUT
PETROLEUM & RESOURCES CORP.             COM      716549100     48,322  1,913,761 SH          SOLE            1,913,761
PFIZER,INC.                             COM      717081103     16,492    415,000 SH          SOLE              415,000
PHARMACIA CORP.                         COM      71713U102     16,630    368,900 SH          SOLE              368,900
PHILADELPHIA SUBURBAN CORP              COM      718009608      3,878    165,000 SH          SOLE              165,000
PROCTER & GAMBLE CO.                    COM      742718109     15,315    170,000 SH          SOLE              170,000
PROCTER & GAMBLE CO.                    CALL     742718909      2,252     25,000      CALL
PROCTER & GAMBLE CO.                    PUT      742718959      2,703     30,000       PUT
PROVIDENT BANKSHARES CORP.              COM      743859100      8,041    335,021 SH          SOLE              335,021
ROHM & HAAS                             COM      775371107     10,990    260,000 SH          SOLE              260,000
SBC COMMUNICATIONS INC.                 COM      78387G103     26,208    700,000 SH          SOLE              700,000
SAFEWAY, INC.                           COM      786514208     18,008    400,000 SH          SOLE              400,000
SAPIENT CORP                            COM      803062108      5,463  1,150,000 SH          SOLE            1,150,000
SIEBEL SYSTEMS INC.                     COM      826170102      8,316    255,000 SH          SOLE              255,000
SIEBEL SYSTEMS INC.                     PUT      826170952      2,120     65,000       PUT
SOLECTRON CORP.                         COM      834182107     15,600  2,000,000 SH          SOLE            2,000,000
SUN MICROSYSTEMS INC.                   COM      866810104      4,542    515,000 SH          SOLE              515,000
SYMANTEC CORP 3.00% CONV SUB NOTES      PFD      871503AA6        701    500,000 SH          SOLE              500,000
SYMANTEC CORP.                          COM      871503108     10,303    250,000 SH          SOLE              250,000
SYMANTEC CORP                           CALL     871503908      1,648     40,000      CALL
TECO ENERGY, INC                        COM      872375100     18,610    650,000 SH          SOLE              650,000
TARGET CORP                             COM      87612E106     18,757    435,000 SH          SOLE              435,000
TARGET CORP                             PUT      886547958      1,725     40,000       PUT
TIFFANY & COMPANY                       COM      886547108     11,731    330,000 SH          SOLE              330,000
UNITED PARCEL SERVICE                   COM      911312106     19,152    315,000 SH          SOLE              315,000
UNITED TECHNOLOGIES                     COM      913017109     29,680    400,000 SH          SOLE              400,000
VERTEX PHARMACEUTICALS INC.             COM      92532F100      6,910    248,016 SH          SOLE              248,016
VODAFONE AIRTOUCH PLC                   ADRS     92857W100      9,079    492,614 SH          SOLE              492,614
WACHOVIA CORP.                          COM      929903102     14,090    380,000 SH          SOLE              380,000
WELLS FARGO & CO.                       COM      949746101     27,170    550,000 SH          SOLE              550,000
WILMINGTON TRUST CORP.                  COM      971807102     14,135    210,000 SH          SOLE              210,000
WYETH COMPANY                           COM      983024100     19,695    300,000 SH          SOLE              300,000
                                                            1,267,920

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